Organization and basis of financial statements (Tables)	12 Months Ended
Mar. 31, 2019
Organization and basis of financial statements
Summary of the Company's subsidiaries and the VIE

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the
Name of Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Intermediary holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding

VIE:			Indirect
Wuxi Kingway Technology Co., Ltd.( “Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services

Summary of financial statement balances and amounts of the Company's VIE were included in the accompanying consolidated financial statements

As of March 31
2019
ASSETS
Current assets:
Cash and cash equivalents	$10,362,283
Accounts receivable, net	451,132
Prepayments and other current assets	900,968
Total current assets	11,714,383
Non-current assets:
Property and equipment, net	14,022,240
Intangible assets, net	17,799,207
Total non-current assets	31,821,447
TOTAL ASSETS	$43,535,830
Current liabilities:
Accounts payable	$10,025
Taxes payable	375,337
Amounts due to a related party	—
Other payables	151,545
Deferred revenue-current	15,308,898
Total current liabilities:	15,845,805
Non-current liabilities:
Deferred revenue-noncurrent	8,672,836
Total non-current liabilities	8,672,836
TOTAL LIABILITIES	24,518,641

For the year ended March 31
2019
Revenue	$24,668,840
Net profit	$8,675,058

For the year ended March 31
2019
Net cash generated from operating activities	$20,292,760
Net cash used in investing activities	(15,746,284)
Net cash generated from financing activities	—
Net increase in cash and cash equivalents	5,466,216